Balances and Transactions with Related Parties (Details 3) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Research and development expenses		$ 7,876	$ 6,156	$ 5,343
General and administrative expenses		5,303	3,421	3,487
Key Management Personnel [Member]
Statement Line Items [Line Items]
Research and development expenses	[1]	113	207	200
General and administrative expenses	[1]	943	776	821
Interested and related parties	[1]	1,056	983	1,021
Other Interested and Related Parties [Member]
Statement Line Items [Line Items]
Research and development expenses		81	81	81
General and administrative expenses		238	140	99
Interested and related parties		$ 319	$ 221	$ 180

[1]	Some of the key management personnel are interested parties by virtue of holdings.